Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Directors and Consultants [Member]
Adjustments to reconcile net loss to net cash used in operations
Share-based compensation	$ 365,045	$ 207,598
Employees [Member]
Adjustments to reconcile net loss to net cash used in operations
Share-based compensation	26,580	0
Net loss	(3,731,884)	(6,923,341)
Depreciation	674,420	652,905
Amortization of discount - PIK Notes	949,513	507,116
Amortization of deferred financing costs	3,750	3,750
Issuance of PIK Notes in payment of interest	1,732,289	578,813
Stock issued for director fees and other services	94,343	215,961
Shares issued for liquidated damages	0	541,011
Gain on revaluation of PIK Note derivative	(1,291,406)	(1,220,369)
Gain on sale of property	(108,764)	0
Change in operating assets and liabilities:
Accounts receivable	(311,688)	88,620
Other current receivables	94,647	0
Deposits and prepaid expenses	151,868	133,949
Accounts payable and accrued liabilities	(176,715)	482,812
Net cash used in operating activities	(1,528,002)	(4,731,175)
Cash Flows From Investing Activities:
Sale of property	552,944	0
Purchases of property and equipment	(120,783)	(17,995)
Net cash provided by (used in) investing activities	432,161	(17,995)
Cash Flows From Financing Activities:
Payments on notes payable	(172,542)	(203,440)
Proceeds from sale of common stock	1,640,000	0
Net cash provided by (used in) in financing activities	1,467,458	(203,440)
Net change in cash and cash equivalents	371,617	(4,952,610)
Cash and cash equivalents at beginning of period	1,803,131	10,701,666
Cash and cash equivalents at end of period	2,174,748	5,749,056
Cash Paid For:
Interest	4,204	5,974
Income Taxes	$ 0	$ 0